ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 12, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the Gadsden Dynamic Growth ETF and Gadsden Dynamic Multi-Asset ETF, is Post-Effective Amendment No. 350 and Amendment No. 351 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary